Equity-based compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule Of cost of revenue, sales and marketing, product development, and general and administrative expenses
Schedule Of cost of revenue, sales and marketing, product development, and general and administrative expenses
	Years Ended December 31,
	2022	2021
Cost of revenue	$72	$-
Sales and marketing	23	-
Product development	37	-
General and administrative	100,855	7,785
Total equity-based compensation	$100,987	$7,785

Schedule of no incentive units
Schedule of no incentive units
As of December 31, 2021
Expected dividend yield	0.00%
Risk-free interest rate	1.40%
Expected life in years	3.00
Expected volatility	48.20%

Schedule Of Non vested Incentive Units
Schedule Of Non vested Incentive Units
Units
Outstanding - January 1, 2021	3,017,191
Granted	214,642
Forfeited/redeemed	(147,183)
Outstanding - December 31, 2021	3,084,650
Granted	-
Forfeited/redeemed	(14,499)
Outstanding - August 15, 2022	3,070,151

Vested - August 15, 2022	3,070,151

A summary of nonvested incentive units and changes during 2021 and 2022 immediately prior to the consummation of the Mergers is as follows:

	Units	Weighted Average Grant Date Fair Value
Nonvested - January 1, 2021	275,446	3.91
Granted	214,642	13.40
Vested	(144,695)	3.75
Forfeited/redeemed	(147,183)	9.36
Nonvested - December 31, 2021	198,210	10.25
Granted	-	-
Vested	(183,711)	10.25
Forfeited/redeemed	(14,499)	10.25
Nonvested – August 15, 2022	-	$-

Schedule of RSUs activity
Schedule of RSUs activity
	Units	Weighted Average Grant Date Fair Value
Nonvested – December 31, 2022	1,456,695	$1.98
Granted	15,138,947	1.05
Vested	(7,626,353)	1.14
Forfeited/redeemed	(322,010)	1.87
Nonvested – June 30, 2023	8,647,279	$1.09

Schedule of RSUs
RSUs
Outstanding – August 15, 2022 (prior to the Mergers consummation)	-
Granted – Phantom Unit exchanges	970,389
Granted – Morris Employment Agreement	8,378,986
Granted – Partial settlement of Management Rollover Consideration	1,828,669
Granted – Non-executive employees	1,665,935
Forfeited	(205,041)
Outstanding – December 31, 2022 (subsequent to the Mergers consummation)	12,638,938

Vested – December 31, 2022 (subsequent to the Mergers consummation)	11,182,243

A summary of nonvested RSUs from immediately after the consummation of the Mergers through December 31, 2022 is as follows:

	Units	Weighted Average Grant Date Fair Value
Nonvested - August 15, 2022 (subsequent to the Mergers consummation)	-	-
Granted	12,843,979	2.29
Vested	(11,182,243)	2.33
Forfeited/redeemed	(205,041)	1.98
Nonvested – December 31, 2022	1,456,695	$1.98